Annual Total Returns (Bar Chart) (Invesco Global Equity Fund, Class Institutional, Invesco Global Equity Fund)	12 Months Ended
May 02, 2011
Invesco Global Equity Fund | Class Institutional, Invesco Global Equity Fund
Annual Total Returns
'05	9.97%
'06	19.40%
'07	5.58%
'08	(43.64%)
'09	28.47%
'10	13.76%